Reportable Segments (Operating Segments) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 8,899	$ 7,705	$ 7,415	$ 6,083	$ 7,744	$ 8,473	$ 9,423	$ 8,564	$ 30,102	$ 34,204	$ 52,639
Cost of products sold									22,636	27,435	45,861
Depreciation, depletion and amortization									2,166	1,904	1,669
Equity in earnings from unconsolidated affiliates									270	276	332
Investment In ETP [Member]
Revenues									21,827	34,292	55,475
Cost of products sold									15,394	27,029	48,414
Depreciation, depletion and amortization									1,986	1,929	1,669
Equity in earnings from unconsolidated affiliates									336	469	332
Investment In Sunoco LP [Member]
Revenues									8,296	10,538	4,291
Cost of products sold									7,459	9,902	4,214
Depreciation, depletion and amortization									126	103	31
Investment in Lake Charles LNG [Member]
Depreciation, depletion and amortization									39	39	39
Corporate and Other [Member]
Depreciation, depletion and amortization									15	17	16
Adjustments and Eliminations [Member]
Revenues									(218)	(10,842)	(7,343)
Cost of products sold									(217)	(9,496)	(6,767)
Depreciation, depletion and amortization									0	(184)	(86)
Equity in earnings from unconsolidated affiliates									(66)	(193)	0
External Customers [Member]
Revenues									8,287	10,527	4,291
External Customers [Member] | Investment In ETP [Member]
Revenues									21,618	34,156	55,475
External Customers [Member] | Investment In Sunoco LP [Member]
Revenues									8,287	10,527	4,291
External Customers [Member] | Investment in Lake Charles LNG [Member]
Revenues									197	216	216
Intersegment [Member] | Investment In ETP [Member]
Revenues									209	136	0
Intersegment [Member] | Investment In Sunoco LP [Member]
Revenues									$ 9	$ 11	$ 0